Preparation of financial statements (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions							1 Months Ended	12 Months Ended
	Feb. 17, 2021 USD ($) shares	Feb. 17, 2021 EUR (€) € / shares shares	Jan. 25, 2021 USD ($) shares	Jan. 25, 2021 EUR (€) € / shares shares	Nov. 08, 2018 shares	Oct. 17, 2018 shares	Jun. 30, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Feb. 09, 2021 $ / shares	Jan. 14, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Net loss | €								€ (15,481)	€ (13,978)	€ (8,747)
Negative cash flows from operating activities | €								€ (6,598)	(6,592)	€ (7,331)
Increase in shares issued (in shares) | shares								4,836,000
American Depositary Shares
Disclosure of detailed information about borrowings [line items]
Increase in shares issued (in shares) | shares					720,000	4,860,000
American Depositary Shares | Share transaction
Disclosure of detailed information about borrowings [line items]
Increase in shares issued (in shares) | shares	443,414	443,414	621,170	621,170
Purchase price | (per share)		€ 22.27		€ 13.33							$ 26.95	$ 16.16
Gross proceeds of ordinary shares	$ 12	€ 9,900	$ 10	€ 8,300
European Investment Bank
Disclosure of detailed information about borrowings [line items]
Current debt | €									€ 10,000
EIB-Tranche two
Disclosure of detailed information about borrowings [line items]
Indebtedness | €							€ 5,000
Increase in shares issued (in shares) | shares							404,928